May 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Deutsche Asset Management VIT Funds Trust (the "Trust")
     File Nos. 333-00479
               811-07507

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 19 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The amendment was filed electronically on April 30, 2003.

Please contact the undersigned if you have any questions or comments at (610) 382-8642.


Very truly yours,

/s/Thomas N. Calabria

Thomas N. Calabria
Regulatory Administration Dept.
PFPC Inc.


Cc:  Jeffrey Engelsman, Esq., Deutsche Asset Management Inc.